New World Fund® Summary prospectus August 29, 2014

Class A	B	C	F-1	F-2	529-A	529-B	529-C	529-E
NEWFX	NEWBX	NEWCX	NWFFX	NFFFX	CNWAX	CNWBX	CNWCX	CNWEX

529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5	R-6
CNWFX	RNWAX	RNWBX	RNEBX	RNWCX	RNWEX	RNWFX	RNWGX

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/ prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated August 29, 2014, are incorporated by reference into this summary prospectus.

Investment objective

The fund’s investment objective is long-term capital appreciation.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 27 of the prospectus and on page 61 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share classes
	A and 529-A	B and 529-B	C and 529-C	529-E	F-1, F-2 and 529-F-1	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	5.00%	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share classes
	A	B	C	F-1	F-2	529-A	529-B	529-C	529-E
Management fees	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%
Distribution and/or service (12b-1) fees	0.24	1.00	1.00	0.25	none	0.20	0.99	0.99	0.50
Other expenses	0.26	0.27	0.31	0.22	0.20	0.36	0.38	0.37	0.30
Total annual fund operating expenses	1.06	1.83	1.87	1.03	0.76	1.12	1.93	1.92	1.36

	529-F-1	R-1	R-2	R-2E3	R-3	R-4	R-5	R-6
Management fees	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%
Distribution and/or service (12b-1) fees	0.00	0.99	0.74	0.60	0.50	0.25	none	none
Other expenses	0.36	0.24	0.52[2]	0.31	0.28	0.20	0.14	0.09
Total annual fund operating expenses	0.92	1.79	1.82	1.47	1.34	1.01	0.70	0.65
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	Estimated based on current fees.
[3]	Based on estimated amounts for the current fiscal year.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

New World Fund / Summary prospectus 1

example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$677	$ 893	$1,126	$1,795
B	686	976	1,190	1,946
C	290	588	1,011	2,190
F-1	105	328	569	1,259
F-2	78	243	422	942
529-A	683	911	1,156	1,860
529-B	696	1,006	1,242	2,043
529-C	295	603	1,037	2,243
529-E	138	431	745	1,635
529-F-1	94	293	509	1,131
R-1	182	563	970	2,105
R-2	185	573	985	2,137
R-2E	150	465	803	1,757
R-3	136	425	734	1,613
R-4	103	322	558	1,236
R-5	72	224	390	871
R-6	66	208	362	810

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$186	$576	$ 990	$1,946
C	190	588	1,011	2,190
529-B	196	606	1,042	2,043
529-C	195	603	1,037	2,243

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets. Many of these countries may be referred to as emerging countries or emerging markets. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”

Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

New World Fund / Summary prospectus 2

In determining whether a country is qualified, the fund’s investment adviser will consider such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The fund’s investment adviser will maintain a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina, Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Ecuador, Egypt, Gabon, Ghana, Greece, Hungary, India, Indonesia, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Lebanon, Macau, Malaysia, Malta, Mexico, Morocco, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Qatar, Romania, Russian Federation, Saudi Arabia, Slovenia, South Africa, Sri Lanka, Thailand, Turkey, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam and Zambia.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions

New World Fund / Summary prospectus 3

and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

New World Fund / Summary prospectus 4

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI Emerging Markets Index reflects the market sectors in which the fund invests. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

New World Fund / Summary prospectus 5

Average annual total returns For the periods ended December 31, 2013 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	6/17/1999	3.69%	13.73%	10.33%	8.69%
− After taxes on distributions		3.30	13.57	9.97	N/A
− After taxes on distributions and sale of fund shares		2.59	11.25	8.78	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	4.17%	13.97%	10.30%	7.44%
C	3/15/2001	8.12	14.20	10.11	10.28
F-1	3/16/2001	10.03	15.12	10.99	11.03
F-2	8/1/2008	10.34	15.43	N/A	4.02
529-A	2/19/2002	3.63	13.70	10.29	11.23
529-B	2/26/2002	4.06	13.87	10.19	11.15
529-C	2/25/2002	8.06	14.12	10.02	10.89
529-E	3/22/2002	9.69	14.73	10.60	10.93
529-F-1	9/17/2002	10.16	15.27	11.11	13.42
R-1	6/11/2002	9.19	14.20	10.11	10.72
R-2	6/7/2002	9.21	14.20	10.11	10.75
R-3	6/6/2002	9.69	14.75	10.60	11.25
R-4	10/7/2002	10.07	15.14	10.99	14.06
R-5	5/15/2002	10.38	15.48	11.32	11.61
R-6	5/1/2009	10.46	N/A	N/A	14.70

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
MSCI® All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	22.80%	14.92%	7.17%	4.12%
MSCI Emerging Markets Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–2.60	14.79	11.17	8.76

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

New World Fund / Summary prospectus 6

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Robert W. Lovelace President and Director	15 years	Senior Vice President – Capital International Investors
Mark E. Denning Senior Vice President	15 years	Senior Vice President – Capital Research Global Investors
Nicholas J. Grace Senior Vice President	7 years	Senior Vice President – Capital World Investors
Galen Hoskin Vice President	5 years	Senior Vice President – Capital World Investors
Carl M. Kawaja Vice President	15 years	Senior Vice President – Capital World Investors
Winnie Kwan Vice President	5 years	Senior Vice President – Capital Research Global Investors
Wahid Butt	7 years	Senior Vice President – Capital Research Global Investors
Robert H. Neithart	3 years	Senior Vice President – Capital Fixed Income Investors
Christopher M. Thomsen	5 years	Senior Vice President – Capital Research Global Investors

Purchase and sale of fund shares

The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

If you are a retail investor, you may sell (redeem) shares through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

MFGEIPX-036-0814P Litho in USA CGD/ALD/8017	Investment Company File No. 811-09105

THE FUND PROVIDES A SPANISH TRANSLATION OF THE ABOVE SUMMARY PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE SUMMARY PROSPECTUS ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	MICHAEL W. STOCKTON
MICHAEL W. STOCKTON
SECRETARY

Summary Prospectus Amendment

August 29, 2014

For the following funds with summary prospectuses dated October 1, 2013 – July 1, 2014
(each as supplemented to date)

AMCAP Fund®

American Balanced Fund®

American Funds Developing World Growth and Income FundSM

American Funds Global Balanced FundSM

American Funds Money Market Fund®

American Funds Mortgage Fund®

American High-Income Trust®

American Mutual Fund®

The Bond Fund of America®

Capital Income Builder®

Capital World Bond Fund®

Capital World Growth and Income Fund®

EuroPacific Growth Fund®

Fundamental Investors®

The Growth Fund of America®

The Income Fund of America®

Intermediate Bond Fund of America®

The Investment Company of America®

The New Economy Fund®

New Perspective Fund®

New World Fund®

Short-Term Bond Fund of America®

SMALLCAP World Fund®

U.S. Government Securities Fund®

Washington Mutual Investors FundSM

Keep this amendment with your summary prospectus. Each fund’s summary prospectus consists of this amendment and the fund’s summary prospectus, as supplemented to date (which is incorporated herein by reference). For additional information about a fund, you should refer to its prospectus and statement of additional information, in each case as supplemented to date, except where specific information is provided in this amendment, in which case the disclosure provided in this amendment is controlling.

On or about August 29, 2014, the funds listed on the cover of this amendment expect to issue a new class of shares, Class R–2E shares, which will generally be available only to retirement plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans. You are receiving this amendment because you hold, or have recently held, shares of one or more of the funds listed on the previous page and the summary prospectus for each fund is being amended hereby.

1.	The legend on the cover page of the summary prospectus for each of the funds listed on the cover of this amendment is amended in its entirety to read as follows:

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated August 29, 2014, are incorporated by reference into this summary prospectus.

2.	The “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended by (i) supplementing the “Annual fund operating expenses” table with the additional column captioned “R-2E” set forth under such fund’s name below and (ii) supplementing the cumulative estimated expense example table under the heading “Example” with the additional line item set forth under such fund’s name below. Expense information for all other share classes, including annual fund operating expenses for other Class R shares (which are shown for comparative purposes only), remains unchanged. Except as indicated below each table, footnotes in the summary prospectus remain unchanged.

AMCAP Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E3	R-3	R-4	R-5	R-6
Management fees	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60	0.50	0.25	none	none
Other expenses	0.16	0.41 [2]	0.27	0.22	0.16	0.11	0.06
Total annual fund operating expenses	1.47	1.46	1.18	1.03	0.72	0.42	0.37

3 Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$120	$375	$649	$1,432

American Balanced Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2		R-2E3	R-3	R-4	R-5	R-6
Management fees	0.24%	0.24%		0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.99	0.74		0.60	0.50	0.25	none	none
Other expenses	0.16	0.38	[2]	0.27	0.20	0.16	0.10	0.05
Total annual fund operating expenses	1.39	1.36		1.11	0.94	0.65	0.34	0.29

3 Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$113	$353	$612	$1,352

Summary Prospectus Amendment	1

American Funds Global Balanced Fund

Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E2	R-3	R-4	R-5	R-6
Management fees	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or service (12b-1) fees	1.00 [2]	0.75	0.60	0.50	0.25	none	none
Other expenses	0.17	0.45 [3]	0.30	0.24	0.17	0.14	0.10
Total annual fund operating expenses	1.67	1.70	1.40	1.24	0.92	0.64	0.60

[2]	Based on estimated amounts for the current fiscal year.
[3]	Estimated based on current fees.

Example	1 year	3 years	5 years	10 years
R-2E	$143	$443	$766	$1,680

American Funds Money Market Fund

Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R–2E1	R-3	R-4	R-5	R-6
Management fees	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	0.00	0.00	0.00	0.00	0.00	none	none
Other expenses	0.18	0.39 [2]	0.27	0.24	0.17	0.11	0.07
Total annual fund operating expenses	0.45	0.66	0.54	0.51	0.44	0.38	0.34

[1]	Based on estimated amounts for the current fiscal year.
[2]	Estimated based on current fees.

Example	1 year	3 years	5 years	10 years
R-2E	$55	$173	$302	$677

American High-Income Trust

Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E3	R-3	R-4	R-5	R-6
Management fees	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60	0.50	0.25	none	none
Other expenses	0.19	0.49 [2]	0.27	0.23	0.17	0.12	0.07
Total annual fund operating expenses	1.47	1.51	1.15	1.01	0.70	0.40	0.35

[3]	Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$117	$365	$633	$1,398

American Mutual Fund

Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E3	R-3	R-4	R-5	R-6
Management fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60	0.50	0.25	none	none
Other expenses	0.19	0.44 [2]	0.27	0.21	0.16	0.11	0.06
Total annual fund operating expenses	1.44	1.43	1.12	0.96	0.66	0.36	0.31

[3]	Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$114	$356	$617	$1,363

2	Summary Prospectus Amendment

The Bond Fund of America

Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E3	R-3	R-4	R-5	R-6
Management fees	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60	0.49	0.25	none	none
Other expenses	0.18	0.44 [2]	0.27	0.24	0.16	0.12	0.07
Total annual fund operating expenses	1.37	1.37	1.06	0.92	0.60	0.31	0.26

[3]	Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$108	$337	$585	$1,294

Capital Income Builder

Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E3	R-3	R-4	R-5	R-6
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60	0.50	0.25	none	none
Other expenses	0.16	0.42 [2]	0.28	0.23	0.16	0.11	0.06
Total annual fund operating expenses	1.40	1.40	1.12	0.97	0.65	0.35	0.30

[3]	Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$114	$356	$617	$1,363

Capital World Bond Fund

Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E3	R-3	R-4	R-5	R-6
Management fees	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%
Distribution and/or service (12b-1) fees	0.99	0.74	0.60	0.50	0.25	none	none
Other expenses	0.21	0.53 [2]	0.29	0.27	0.19	0.13	0.08
Total annual fund operating expenses	1.64	1.71	1.33	1.21	0.88	0.57	0.52

[3]	Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$135	$421	$729	$1,601

Capital World Growth and Income Fund

Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E3	R-3	R-4	R-5	R-6
Management fees	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60	0.50	0.25	none	none
Other expenses	0.17	0.42 [2]	0.28	0.21	0.17	0.11	0.07
Total annual fund operating expenses	1.55	1.54	1.26	1.09	0.80	0.49	0.45

[3]	Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$128	$400	$692	$1,523

Summary Prospectus Amendment	3

EuroPacific Growth Fund

Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E3	R-3	R-4	R-5	R-6
Management fees	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60	0.50	0.25	none	none
Other expenses	0.19	0.41 [2]	0.28	0.22	0.17	0.12	0.07
Total annual fund operating expenses	1.61	1.57	1.30	1.14	0.84	0.54	0.49

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	Estimated based on current fees.
[3]	Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$132	$412	$713	$1,568

Fundamental Investors

Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E3	R-3	R-4	R-5	R-6
Management fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60	0.50	0.25	none	none
Other expenses	0.16	0.39 [2]	0.27	0.21	0.16	0.11	0.06
Total annual fund operating expenses	1.41	1.38	1.12	0.96	0.66	0.36	0.31

[3]	Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$114	$356	$617	$1,363

The Growth Fund of America

Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2		R-2E3	R-3	R-4	R-5	R-6
Management fees	0.28%	0.28%		0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and/or service (12b-1) fees	1.00	0.74		0.60	0.50	0.25	none	none
Other expenses	0.16	0.38	[2]	0.27	0.20	0.15	0.11	0.06
Total annual fund operating expenses	1.44	1.40		1.15	0.98	0.68	0.39	0.34

[3]	Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$117	$365	$633	$1,398

The Income Fund of America

Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E2	R-3	R-4	R-5	R-6
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60	0.50	0.25	none	none
Other expenses	0.16	0.39	0.27	0.21	0.16	0.11	0.06
Total annual fund operating expenses	1.39	1.36	1.10	0.94	0.64	0.34	0.29

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$112	$350	$606	$1,340

4	Summary Prospectus Amendment

Intermediate Bond Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E3	R-3	R-4	R-5	R-6
Management fees	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Distribution and/or service (12b-1) fees	1.00	0.73	0.60	0.50	0.25	none	none
Other expenses	0.18	0.46 [2]	0.27	0.24	0.17	0.12	0.06
Total annual fund operating expenses	1.39	1.40	1.08	0.95	0.63	0.33	0.27
[3]	Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$110	$343	$595	$1,317

The Investment Company of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E3	R-3	R-4	R-5	R-6
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60	0.50	0.25	none	none
Other expenses	0.16	0.41 [2]	0.27	0.22	0.16	0.11	0.06
Total annual fund operating expenses	1.40	1.39	1.11	0.96	0.65	0.35	0.30
[3]	Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$113	$353	$612	$1,352

The New Economy Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E3	R-3	R-4	R-5	R-6
Management fees	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or service (12b-1) fees	0.99	0.74	0.60	0.50	0.25	none	none
Other expenses	0.20	0.46 [2]	0.29	0.25	0.18	0.13	0.08
Total annual fund operating expenses	1.59	1.60	1.29	1.15	0.83	0.53	0.48
[3]	Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$131	$409	$708	$1,556

New Perspective Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E3	R-3	R-4	R-5	R-6
Management fees	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60	0.50	0.25	none	none
Other expenses	0.17	0.43 [2]	0.28	0.22	0.16	0.11	0.06
Total annual fund operating expenses	1.56	1.56	1.27	1.11	0.80	0.50	0.45
[3]	Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$129	$403	$697	$1,534

Summary Prospectus Amendment	5

New World Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E3	R-3	R-4	R-5	R-6
Management fees	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%
Distribution and/or service (12b-1) fees	0.99	0.74	0.60	0.50	0.25	none	none
Other expenses	0.24	0.52 [2]	0.31	0.28	0.20	0.14	0.09
Total annual fund operating expenses	1.79	1.82	1.47	1.34	1.01	0.70	0.65
[3]	Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$150	$465	$803	$1,757

Short-Term Bond Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E3	R-3	R-4	R-5	R-6
Management fees	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%
Distribution and/or service (12b-1) fees	1.00	0.75	0.60	0.50	0.25	none	none
Other expenses	0.18	0.46 [2]	0.28	0.24	0.17	0.12	0.06
Total annual fund operating expenses	1.47	1.50	1.17	1.03	0.71	0.41	0.35
[3]	Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$119	$372	$644	$1,420

SMALLCAP World Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E3	R-3	R-4	R-5	R-6
Management fees	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and/or service (12b-1) fees	0.98	0.74	0.60	0.50	0.25	none	none
Other expenses	0.22	0.48 [2]	0.29	0.26	0.18	0.13	0.08
Total annual fund operating expenses	1.84	1.86	1.53	1.40	1.07	0.77	0.72
[3]	Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$156	$483	$834	$1,824

U.S. Government Securities Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E3	R-3	R-4	R-5	R-6
Management fees	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60	0.50	0.25	none	none
Other expenses	0.19	0.46 [2]	0.27	0.25	0.17	0.12	0.07
Total annual fund operating expenses	1.38	1.39	1.06	0.94	0.61	0.31	0.26
[3]	Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$108	$337	$585	$1,294

6	Summary Prospectus Amendment

Washington Mutual Investors Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E3	R-3	R-4	R-5	R-6
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.99	0.74	0.60	0.50	0.25	none	none
Other expenses	0.16	0.37 [2]	0.27	0.21	0.16	0.11	0.06
Total annual fund operating expenses	1.39	1.35	1.11	0.95	0.65	0.35	0.30
[3]	Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$113	$353	$612	$1,352

3.	The “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended by replacing the “Annual fund operating expenses” table and the cumulative estimated expense example tables under the heading “Example” with the updated tables set forth under such fund’s name below. Except as indicated below each table, footnotes in the summary prospectus remain unchanged.

American Funds Developing World Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2	529-A	529-B	529-C	529-E
Management fees	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%
Distribution and/or service (12b-1) fees	0.30	1.00	1.00	0.25	none	0.30	1.00	1.00	0.50
Other expenses[2]	0.33	0.36	0.37	0.32	0.30	0.43	0.48	0.44	0.39
Total annual fund operating expenses	1.46	2.19	2.20	1.40	1.13	1.56	2.31	2.27	1.72
Expense reimbursement[3]	0.04	0.04	0.04	0.04	0.04	0.04	0.04	0.04	0.04
Total annual fund operating expenses after expense reimbursement	1.42	2.15	2.16	1.36	1.09	1.52	2.27	2.23	1.68

	529-F-1	R-1	R-2	R-2E4	R-3	R-4	R-5	R-6
Management fees	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%
Distribution and/or service (12b-1) fees	0.00	1.00	0.75	0.60	0.50	0.25	none	none
Other expenses[2]	0.41	0.33	0.64	0.44	0.38	0.31	0.28	0.23
Total annual fund operating expenses	1.24	2.16	2.22	1.87	1.71	1.39	1.11	1.06
Expense reimbursement[3]	0.04	0.04	0.04	0.04	0.04	0.04	0.04	0.04
Total annual fund operating expenses after expense reimbursement	1.20	2.12	2.18	1.83	1.67	1.35	1.07	1.02
[4]	Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years
A	$711	$1,006
B	718	1,081
C	319	684
F-1	138	439
F-2	111	355
529-A	721	1,036
529-B	730	1,118
529-C	326	705
529-E	171	538
529-F-1	122	389
R-1	215	672
R-2	221	690
R-2E	186	584
R-3	170	535
R-4	137	436
R-5	109	349
R-6	104	333

Share classes	1 year	3 years
B	$218	$681
C	219	684
529-B	230	718
529-C	226	705

Summary Prospectus Amendment	7

American Funds Mortgage Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2	529-A	529-B	529-C	529-E
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.21	1.00	1.00	0.24	none	0.20	0.99	1.00	0.50
Other expenses	0.20	0.21	0.24	0.22	0.22	0.31	0.33	0.32	0.28
Total annual fund operating expenses	0.64	1.44	1.47	0.69	0.45	0.74	1.55	1.55	1.01

	529-F-1	R-1	R-2	R-2E2	R-3	R-4	R-5	R-6
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.00	1.00 [2]	0.75 [2]	0.60	0.50 [2]	0.25 [2]	none	none
Other expenses	0.31	0.13	0.50 [3]	0.30	0.24	0.18	0.15	0.09
Total annual fund operating expenses	0.54	1.36	1.48	1.13	0.97	0.66	0.38	0.32
[2]	Based on estimated amounts for the current fiscal year.
[3]	Estimated based on current fees.

Example

Share classes	1 year	3 years	5 years	10 years
A	$438	$572	$ 718	$1,143
B	647	856	987	1,506
C	250	465	803	1,757
F-1	70	221	384	859
F-2	46	144	252	567
529-A	448	603	771	1,259
529-B	658	890	1,045	1,627
529-C	258	490	845	1,845
529-E	103	322	558	1,236
529-F-1	55	173	302	677
R-1	138	431	745	1,635
R-2	151	468	808	1,768
R-2E	115	359	622	1,375
R-3	99	309	536	1,190
R-4	67	211	368	822
R-5	39	122	213	480
R-6	33	103	180	406

Share classes	1 year	3 years	5 years	10 years
B	$147	$456	$787	$1,506
C	150	465	803	1,757
529-B	158	490	845	1,627
529-C	158	490	845	1,845

8	Summary Prospectus Amendment

4.	The “Investment results” section of the summary prospectus for each of the funds listed below is amended by replacing the “Calendar year total returns for Class A shares” bar chart and the “Average annual total returns” table with the updated chart and table set forth under such fund’s name below.

American Funds Global Balanced Fund

Calendar year total returns for Class A shares

(Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest	7.36% (quarter ended March 31, 2012)
Lowest	–1.89% (quarter ended June 30, 2012)

The fund’s total return for the six months ended June 30, 2014, was 6.05%.

Average annual total returns For the periods ended December 31, 2013 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A – Before taxes	2/1/2011	10.43%	7.10%
– After taxes on distributions		9.65	6.69
– After taxes on distributions and sale of fund shares		6.61	5.59

Share classes (before taxes)	Inception date	1 year	Lifetime
B	2/1/2011	11.28%	7.29%
C	2/1/2011	15.21	8.45
F-1	2/1/2011	17.13	9.30
F-2	2/1/2011	17.41	9.56
529-A	2/1/2011	10.33	7.03
529-B	2/1/2011	11.14	7.16
529-C	2/1/2011	15.17	8.36
529-E	2/1/2011	16.75	8.95
529-F-1	2/1/2011	17.33	9.46
R-1	2/1/2011	16.67	8.68
R-2	2/1/2011	16.27	8.53
R-3	2/1/2011	16.82	8.99
R-4	2/1/2011	17.14	9.32
R-5	2/1/2011	17.53	9.63
R-6	2/1/2011	17.55	9.66

Indexes	1 year	Lifetime (from Class A inception)
MSCI All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	22.80%	8.85%
Barclays Global Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–2.60	2.32
60%/40% MSCI ACWI/Barclays Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	12.05	6.40
Lipper Global Flexible Portfolio Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	13.34	6.34
Class A annualized 30-day yield at April 30, 2014: 1.55% (For current yield information, please call American FundsLine® at (800) 325-3590.)

American Funds Money Market Fund

Calendar year total returns for Class A shares

Highest/Lowest quarterly results during this period were:

Highest	0.00%
Lowest	0.00%

The fund’s total return for the six months ended June 30, 2014, was 0.00%.

Average annual total returns For the periods ended December 31, 2013 (with maximum sales charge):
Share classes (before taxes)	Inception date	1 year	Lifetime
A	5/1/2009	0.00%	0.00%
B	5/1/2009	–5.00	–0.43
C	5/1/2009	–1.00	0.00
F-1	5/1/2009	0.00	0.00
F-2	5/1/2009	0.00	0.00
529-A	5/1/2009	0.00	0.00
529-B	5/1/2009	–5.00	–0.43
529-C	5/1/2009	–1.00	0.00
529-E	5/1/2009	0.00	0.00
529-F-1	5/1/2009	0.00	0.00
R-1	5/1/2009	0.00	0.00
R-2	5/1/2009	0.00	0.00
R-3	5/1/2009	0.00	0.00
R-4	5/1/2009	0.00	0.00
R-5	5/1/2009	0.00	0.00
R-6	5/1/2009	0.00	0.00

For current 7-day yield information, please call American FundsLine®
at (800) 325-3590.

Summary Prospectus Amendment	9

American Funds Mortgage Fund

Calendar year total returns for Class A shares

(Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest   3.23% (quarter ended September 30, 2011)

Lowest  –2.00% (quarter ended June 30, 2013)

The fund’s total return for the six months ended June 30, 2014, was 3.88%.

Average annual total returns
For the periods ended December 31, 2013 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A – Before taxes	11/1/2010	–5.74%	0.46%
– After taxes on distributions		–6.13	–0.28
– After taxes on distributions and sale of fund shares		–3.25	0.11

Share classes (before taxes)	Inception date	1 year	Lifetime
B	11/1/2010	–7.76%	–0.03%
C	11/1/2010	–3.91	0.86
F-1	11/1/2010	–2.09	1.63
F-2	11/1/2010	–1.85	1.87
529-A	11/1/2010	–5.94	0.34
529-B	11/1/2010	–7.90	–0.15
529-C	11/1/2010	–4.04	0.77
529-E	11/1/2010	–2.50	1.27
529-F-1	11/1/2010	–1.95	1.77
R-1	11/1/2010	–1.92	1.28
R-2	11/1/2010	–2.67	1.08
R-3	11/1/2010	–2.23	1.44
R-4	11/1/2010	–2.07	1.66
R-5	11/1/2010	–1.78	1.92
R-6	11/1/2010	–1.74	1.96

Indexes	1 year	Lifetime (from Class A inception)
Barclays U.S. Mortgage Backed Securities Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–1.41%	2.05%
Lipper U.S. Mortgage Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	–1.46	2.38
Lipper GNMA Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	–2.80	1.61
Class A annualized 30-day yield at February 28, 2014: 1.58%
(For current yield information, please call American FundsLine® at (800) 325-3590.)

American High-Income Trust

Calendar year total returns for Class A shares

(Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest   20.08% (quarter ended June 30, 2009)

Lowest  –19.08% (quarter ended December 31, 2008)

The fund’s total return for the six months ended June 30, 2014, was 4.93%.

Average annual total returns
For the periods ended December 31, 2013 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	2/19/1988	2.47%	15.36%	6.73%	8.39%
– After taxes on distributions		–0.24	12.26	3.86	N/A
– After taxes on distributions and sale of fund shares		1.38	10.97	4.03	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	0.64%	15.13%	6.48%	6.63%
C	3/15/2001	4.59	15.31	6.27	6.84
F-1	3/15/2001	6.37	16.18	7.08	7.47
F-2	8/4/2008	6.66	16.48	N/A	9.09
529-A	2/19/2002	2.37	15.27	6.65	7.75
529-B	2/25/2002	0.51	15.00	6.35	7.60
529-C	2/19/2002	4.52	15.23	6.20	7.22
529-E	3/15/2002	6.09	15.84	6.75	7.62
529-F-1	9/16/2002	6.56	16.39	7.23	9.48
R-1	7/11/2002	5.60	15.29	6.24	8.41
R-2	6/18/2002	5.58	15.30	6.27	7.77
R-3	6/21/2002	6.07	15.84	6.73	8.37
R-4	7/19/2002	6.40	16.19	7.08	9.28
R-5	5/15/2002	6.72	16.54	7.40	8.46
R-6	5/1/2009	6.77	N/A	N/A	15.01

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.44%	18.96%	8.61%	N/A
Lipper High Yield Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	7.63	17.03	7.16	7.25%
Class A annualized 30-day yield at March 31, 2014: 4.25%
(For current yield information, please call American FundsLine® at (800) 325-3590.)

10	Summary Prospectus Amendment

American Mutual Fund

Calendar year total returns for Class A shares

(Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest 13.40% (quarter ended June 30, 2009)

Lowest –17.52% (quarter ended December 31, 2008)

The fund’s total return for the six months ended June 30, 2014, was 6.43%.

Average annual total returns
For the periods ended December 31, 2013 (with maximum sales charge):

Share class		Inception date	1 year	5 years	10 years	Lifetime
A	– Before taxes	2/21/1950	20.56%	14.84%	6.91%	11.68%
– After taxes on distributions			19.39	14.25	6.28	N/A
– After taxes on distributions and sale of fund shares			12.52	11.99	5.62	N/A

Share classes (before taxes)		Inception date	1 year	5 years	10 years	Lifetime
B		3/15/2000	21.91%	15.09%	6.87%	7.34%
C		3/15/2001	25.88	15.27	6.65	6.37
F-1		3/15/2001	27.86	16.16	7.49	7.01
F-2		8/5/2008	28.14	16.45	N/A	9.51
529-A		2/19/2002	20.44	14.75	6.81	6.69
529-B		2/19/2002	21.78	14.95	6.74	6.62
529-C		2/20/2002	25.80	15.19	6.58	6.26
529-E		3/7/2002	27.46	15.80	7.13	6.32
529-F-1		9/17/2002	28.05	16.35	7.62	8.82
R-1		6/11/2002	26.90	15.27	6.64	6.47
R-2		5/31/2002	26.92	15.24	6.62	6.12
R-3		6/6/2002	27.51	15.80	7.14	6.89
R-4		6/27/2002	27.86	16.16	7.47	7.51
R-5		5/15/2002	28.27	16.49	7.79	7.15
R-6		5/1/2009	28.30	N/A	N/A	18.03

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	32.37%	17.93%	7.40%	11.32%
Lipper Growth and Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	26.26	16.22	6.66	N/A
Lipper Large-Cap Value Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	33.24	16.36	6.84	N/A
Class A annualized 30-day yield at April 30, 2014: 1.88% (For current yield information, please call American FundsLine® at (800) 325-3590.)

Capital Income Builder

Calendar year total returns for Class A shares

(Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest 13.16% (quarter ended June 30, 2009)

Lowest –14.29% (quarter ended December 31, 2008)

The fund’s total return for the six months ended June 30, 2014, was 6.98%.

Average annual total returns
For the periods ended December 31, 2013 (with maximum sales charge):

Share class		Inception date	1 year	5 years	10 years	Lifetime
A	– Before taxes	7/30/1987	8.29%	10.30%	6.63%	9.60%
– After taxes on distributions			7.30	9.34	5.57	N/A
– After taxes on distributions and sale of fund shares			5.27	8.09	5.26	N/A

Share classes (before taxes)		Inception date	1 year	5 years	10 years	Lifetime
B		3/15/2000	9.04%	10.50%	6.60%	7.90%
C		3/15/2001	12.99	10.71	6.38	7.01
F-1		3/15/2001	14.82	11.58	7.21	7.65
F-2		8/1/2008	15.13	11.85	N/A	5.90
529-A		2/19/2002	8.20	10.22	6.54	7.32
529-B		2/15/2002	8.90	10.37	6.48	7.20
529-C		2/20/2002	12.89	10.65	6.31	6.98
529-E		3/1/2002	14.51	11.23	6.87	7.41
529-F-1		9/17/2002	15.05	11.77	7.35	8.47
R-1		6/11/2002	13.99	10.73	6.38	6.66
R-2		5/31/2002	14.04	10.72	6.37	6.51
R-3		6/4/2002	14.50	11.21	6.85	7.06
R-4		5/20/2002	14.86	11.57	7.19	7.36
R-5		5/15/2002	15.21	11.90	7.51	7.68
R-6		5/1/2009	15.24	N/A	N/A	13.55

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	32.37%	17.93%	7.40%	9.33%
Lipper Income Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	8.96	10.55	5.34	8.38
Class A annualized 30-day yield at April 30, 2014: 2.96% (For current yield information, please call American FundsLine® at (800) 325-3590.)

Summary Prospectus Amendment	11

Capital World Bond Fund

Calendar year total returns for Class A shares

(Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest		8.45% (quarter ended December 31, 2004)
Lowest	–	5.51% (quarter ended September 30, 2008)

The fund’s total return for the six months ended June 30, 2014, was 5.63%.

Average annual total returns For the periods ended December 31, 2013 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	8/4/1987	–6.57%	4.09%	4.38%	6.66%
– After taxes on distributions		–7.49	2.85	2.99	N/A
– After taxes on distributions and sale of fund shares		–3.70	2.74	2.92	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	-8.42%	3.73%	4.14%	5.78%
C	3/15/2001	–4.66	4.06	3.95	5.84
F-1	3/16/2001	–2.91	4.88	4.78	6.54
F-2	8/1/2008	–2.64	5.16	N/A	4.03
529-A	2/15/2002	–6.64	4.01	4.33	6.55
529-B	2/25/2002	-8.53	3.62	4.02	6.31
529-C	2/28/2002	–4.69	3.98	3.87	6.05
529-E	5/16/2002	–3.21	4.54	4.41	6.44
529-F-1	9/17/2002	–2.78	5.03	4.89	6.64
R-1	6/28/2002	–3.68	4.07	3.95	5.69
R-2	7/9/2002	–3.69	4.07	3.97	5.71
R-3	7/16/2002	–3.21	4.54	4.41	6.07
R-4	8/15/2002	–2.93	4.89	4.77	6.64
R-5	5/15/2002	–2.62	5.20	5.08	7.14
R-6	5/1/2009	–2.57	N/A	N/A	6.09

				Lifetime
Indexes	1 year	5 years	10 years	(from Class A inception)
Barclays Global Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–2.60%	3.91%	4.46%	N/A
Citigroup World Government Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–4.00	2.28	4.15	6.71%
Lipper Global Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	–1.34	7.09	4.76	N/A
Consumer Price Index	1.50	2.08	2.37	2.75
Class A annualized 30-day yield at March 31, 2014: 1.92%
(For current yield information, please call American FundsLine® at (800) 325-3590.)

The Growth Fund of America

Calendar year total returns for Class A shares

(Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest		16.74% (quarter ended June 30, 2009)
Lowest	–	23.11% (quarter ended December 31, 2008)

The fund’s total return for the six months ended June 30, 2014, was 5.93%.

Average annual total returns For the periods ended December 31, 2013 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	12/1/1973	26.08%	16.90%	7.67%	13.67%
– After taxes on distributions		24.15	16.43	7.23	N/A
– After taxes on distributions and sale of fund shares		16.29	13.71	6.27	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	27.81%	17.20%	7.66%	4.50%
C	3/15/2001	31.75	17.38	7.46	6.01
F-1	3/15/2001	33.79	18.32	8.32	6.68
F-2	8/1/2008	34.16	18.61	N/A	9.07
529-A	2/15/2002	26.02	16.84	7.62	7.12
529-B	2/15/2002	27.65	17.08	7.54	7.04
529-C	2/15/2002	31.69	17.30	7.38	6.77
529-E	3/1/2002	33.39	17.91	7.94	7.23
529-F-1	9/16/2002	34.00	18.48	8.43	10.21
R-1	6/6/2002	32.80	17.43	7.48	7.74
R-2	5/21/2002	32.91	17.47	7.51	7.29
R-3	5/21/2002	33.43	17.96	7.99	7.76
R-4	5/28/2002	33.82	18.32	8.31	8.14
R-5	5/15/2002	34.21	18.66	8.63	8.28
R-6	5/1/2009	34.29	N/A	N/A	18.69

				Lifetime
Index	1 year	5 years	10 years	(from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	32.37%	17.93%	7.40%	11.01%

12	Summary Prospectus Amendment

The Income Fund of America

Calendar year total returns for Class A shares
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest	14.13% (quarter ended September 30, 2009)
Lowest	–15.43% (quarter ended December 31, 2008)

The fund’s total return for the six months ended June 30, 2014, was 6.88%.

Average annual total returns
For the periods ended December 31, 2013 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	12/1/1973	11.47%	12.93%	6.66%	11.27%
– After taxes on distributions		10.43	11.87	5.50	N/A
– After taxes on distributions and sale of fund shares		6.99	10.17	5.17	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	12.33%	13.16%	6.63%	7.60%
C	3/15/2001	16.27	13.35	6.41	6.80
F-1	3/15/2001	18.09	14.21	7.22	7.44
F-2	8/1/2008	18.41	14.49	N/A	8.57
529-A	2/15/2002	11.32	12.83	6.55	7.13
529-B	2/19/2002	12.18	13.04	6.48	7.14
529-C	2/19/2002	16.20	13.29	6.34	6.88
529-E	2/25/2002	17.81	13.87	6.88	7.33
529-F-1	9/17/2002	18.38	14.43	7.37	8.92
R-1	6/17/2002	17.22	13.35	6.39	6.92
R-2	5/31/2002	17.34	13.34	6.38	6.63
R-3	6/4/2002	17.76	13.86	6.87	7.24
R-4	6/27/2002	18.15	14.21	7.20	8.00
R-5	5/15/2002	18.48	14.55	7.52	7.73
R-6	5/1/2009	18.53	N/A	N/A	16.32

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	32.37%	17.93%	7.40%	11.01%
Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–2.02	4.44	4.55	N/A
Lipper Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	9.67	10.40	5.46	N/A
Class A annualized 30-day yield at January 31, 2014: 2.84% (For current yield information, please call American FundsLine® at (800) 325-3590.)

Intermediate Bond Fund of America

Calendar year total returns for Class A shares
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest	2.81% (quarter ended September 30, 2009)
Lowest	–1.56% (quarter ended June 30, 2013)

The fund’s total return for the six months ended June 30, 2014, was 1.79%.

Average annual total returns
For the periods ended December 31, 2013 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	2/19/1988	–3.63%	2.71%	2.47%	5.03%
– After taxes on distributions		–4.17	1.92	1.38	N/A
– After taxes on distributions and sale of fund shares		–2.05	1.80	1.50	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	–6.79%	2.11%	2.14%	3.39%
C	3/15/2001	–2.93	2.42	1.94	2.57
F-1	3/19/2001	–1.22	3.19	2.71	3.18
F-2	8/8/2008	–0.95	3.50	N/A	3.14
529-A	2/19/2002	–3.72	2.63	2.40	2.74
529-B	2/26/2002	–6.91	1.98	2.01	2.40
529-C	2/19/2002	–3.00	2.36	1.86	2.15
529-E	3/15/2002	–1.50	2.89	2.38	2.76
529-F-1	9/16/2002	–1.05	3.38	2.85	2.86
R-1	6/13/2002	–1.94	2.43	1.92	2.14
R-2	5/31/2002	–1.92	2.44	1.95	2.18
R-3	6/26/2002	–1.51	2.87	2.37	2.54
R-4	6/27/2002	–1.20	3.21	2.71	2.91
R-5	5/15/2002	–0.90	3.51	3.02	3.32
R-6	5/1/2009	–0.84	N/A	N/A	3.44

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Barclays U.S. Government/Credit 1–7 Years ex BBB Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–0.36%	2.82%	3.57%	5.87%
Lipper Short-Intermediate Investment Grade Debt Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	–0.20	5.17	3.50	5.61
Lipper Short-Intermediate U. S. Government Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	–1.53	2.14	2.98	5.43
Class A annualized 30-day yield at February 28, 2014: 0.69%
(For current yield information, please call American FundsLine® at (800) 325-3590.)

Summary Prospectus Amendment	13

New Perspective Fund

Calendar year total returns for Class A shares

(Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest		18.64% (quarter ended September 30, 2009)
Lowest	–	19.78% (quarter ended December 31, 2008)

The fund’s total return for the six months ended June 30, 2014, was 3.41%.

Average annual total returns
For the periods ended December 31, 2013 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	3/13/1973	19.47%	15.62%	8.55%	12.48%
– After taxes on distributions		18.08	15.32	7.94	N/A
– After taxes on distributions and sale of fund shares		12.32	12.79	7.17	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	20.86%	15.90%	8.53%	5.75%
C	3/15/2001	24.79	16.08	8.32	7.37
F-1	3/15/2001	26.73	16.97	9.17	8.04
F-2	8/1/2008	27.10	17.29	N/A	8.82
529-A	2/15/2002	19.41	15.54	8.48	8.61
529-B	2/15/2002	20.67	15.76	8.40	8.53
529-C	2/15/2002	24.74	16.00	8.24	8.26
529-E	3/1/2002	26.37	16.60	8.80	8.67
529-F-1	9/17/2002	26.97	17.17	9.30	11.53
R-1	6/17/2002	25.84	16.10	8.33	8.77
R-2	5/21/2002	25.87	16.09	8.32	8.18
R-3	6/4/2002	26.42	16.63	8.83	8.97
R-4	5/28/2002	26.79	16.99	9.17	9.07
R-5	5/15/2002	27.16	17.35	9.49	9.35
R-6	5/1/2009	27.23	N/A	N/A	18.18

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
MSCI All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	22.80%	14.92%	7.17%	N/A
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	32.37	17.93	7.40	10.39%
Lipper Global Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	25.72	14.29	7.13	N/A

New World Fund

Calendar year total returns for Class A shares

(Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest		27.23% (quarter ended June 30, 2009)
Lowest	–	26.20% (quarter ended December 31, 2008)

The fund’s total return for the six months ended June 30, 2014, was 5.39%.

Average annual total returns
For the periods ended December 31, 2013 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	6/17/1999	3.69%	13.73%	10.33%	8.69%
– After taxes on distributions		3.30	13.57	9.97	N/A
– After taxes on distributions and sale of fund shares		2.59	11.25	8.78	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	4.17%	13.97%	10.30%	7.44%
C	3/15/2001	8.12	14.20	10.11	10.28
F-1	3/16/2001	10.03	15.12	10.99	11.03
F-2	8/1/2008	10.34	15.43	N/A	4.02
529-A	2/19/2002	3.63	13.70	10.29	11.23
529-B	2/26/2002	4.06	13.87	10.19	11.15
529-C	2/25/2002	8.06	14.12	10.02	10.89
529-E	3/22/2002	9.69	14.73	10.60	10.93
529-F-1	9/17/2002	10.16	15.27	11.11	13.42
R-1	6/11/2002	9.19	14.20	10.11	10.72
R-2	6/7/2002	9.21	14.20	10.11	10.75
R-3	6/6/2002	9.69	14.75	10.60	11.25
R-4	10/7/2002	10.07	15.14	10.99	14.06
R-5	5/15/2002	10.38	15.48	11.32	11.61
R-6	5/1/2009	10.46	N/A	N/A	14.70

				Lifetime
Indexes	1 year	5 years	10 years	(from Class A inception)
MSCI All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	22.80%	14.92%	7.17%	4.12%
MSCI Emerging Markets Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–2.60	14.79	11.17	8.76

14	Summary Prospectus Amendment

Short-Term Bond Fund of America

Calendar year total returns for Class A shares

(Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest	1.77% (quarter ended September 30, 2007)
Lowest	–0.74% (quarter ended June 30, 2013)

The fund’s total return for the six months ended June 30, 2014, was 0.58%.

Average annual total returns For the periods ended December 31, 2013 (with maximum sales charge):
Share class	Inception date	1 year	5 years	Lifetime
A – Before taxes	10/2/2006	–2.83%	0.91%	1.60%
– After taxes on distributions		–3.07	0.51	0.90
– After taxes on distributions and sale of fund shares		–1.60	0.56	0.98

Share classes (before taxes)	Inception date	1 year	5 years	Lifetime
B	11/6/2006	–6.03%	0.31%	1.20%
C	11/6/2006	–2.27	0.56	1.09
F-1	11/1/2006	–0.45	1.33	1.82
F-2	8/19/2008	–0.17	1.61	1.52
529-A	11/3/2006	–2.88	0.85	1.49
529-B	11/2/2006	–6.12	0.19	1.05
529-C	11/3/2006	–2.37	0.49	1.01
529-E	12/1/2006	–0.71	1.02	1.47
529-F-1	11/16/2006	–0.25	1.52	2.03
R-1	12/26/2006	–1.28	0.56	1.02
R-2	12/8/2006	–1.28	0.55	1.03
R-3	11/22/2006	–0.74	0.99	1.47
R-4	1/3/2007	–0.42	1.32	1.79
R-5	1/4/2007	–0.13	1.62	2.07
R-6	5/7/2009	–0.07	N/A	1.43

Indexes	1 year	5 years	Lifetime (from Class A inception)
Barclays U.S. Government/Credit 1–3 Years ex BBB Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	0.52%	1.72%	3.00%
Lipper Short U.S. Government Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	–0.40	1.66	2.47
Lipper Short Investment Grade Debt Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	0.55	3.61	2.90
Class A annualized 30-day yield at February 28, 2014: 0.50% (For current yield information, please call American FundsLine® at (800) 325-3590.)

SMALLCAP World Fund

Calendar year total returns for Class A shares

(Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest 28.08% (quarter ended June 30, 2009)

Lowest –27.37% (quarter ended December 31, 2008)

The fund’s total return for the six months ended June 30, 2014, was 4.29%.

Average annual total returns For the periods ended December 31, 2013 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	4/30/1990	21.87%	19.53%	9.34%	9.81%
– After taxes on distributions		20.53	19.17	8.75	N/A
– After taxes on distributions and sale of fund shares		13.53	16.03	7.78	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	23.31%	19.84%	9.31%	3.70%
C	3/15/2001	27.25	20.04	9.13	8.26
F-1	3/15/2001	29.34	21.00	10.00	8.93
F-2	8/1/2008	29.66	21.34	N/A	9.29
529-A	2/19/2002	21.80	19.50	9.29	9.73
529-B	2/20/2002	23.20	19.75	9.21	9.58
529-C	2/20/2002	27.19	19.94	9.04	9.30
529-E	3/15/2002	28.90	20.59	9.62	9.36
529-F-1	9/17/2002	29.52	21.17	10.11	12.68
R-1	6/19/2002	28.39	20.08	9.15	9.81
R-2	5/31/2002	28.39	20.03	9.11	9.30
R-3	6/20/2002	28.95	20.61	9.61	10.36
R-4	7/24/2002	29.35	21.02	10.01	12.25
R-5	5/15/2002	29.75	21.40	10.34	10.18
R-6	5/1/2009	29.81	N/A	N/A	21.07

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
MSCI All Country World Small Cap Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	28.66%	20.72%	10.31%	N/A
Lipper Global Small-/Mid-Cap Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	29.41	19.37	8.81	9.86%
Consumer Price Index	1.50	2.08	2.37	2.53

Summary Prospectus Amendment	15

U.S. Government Securities Fund

Calendar year total returns for Class A shares

(Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest		5.34% (quarter ended December 31, 2008)
Lowest	–	2.22% (quarter ended June 30, 2013)

The fund’s total return for the six months ended June 30, 2014, was 3.76%.

Average annual total returns
For the periods ended December 31, 2013 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	10/17/1985	–6.76%	2.06%	3.28%	5.90%
– After taxes on distributions		–7.31	0.94	2.03	N/A
– After taxes on distributions and sale of fund shares		–3.66	1.33	2.15	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	–8.70%	1.71%	3.08%	4.22%
C	3/15/2001	–4.94	2.01	2.87	3.38
F-1	3/15/2001	–3.16	2.83	3.69	4.01
F-2	8/7/2008	–2.93	3.08	N/A	4.05
529-A	2/20/2002	–6.85	1.98	3.22	3.50
529-B	2/20/2002	–8.82	1.58	2.95	3.25
529-C	2/19/2002	–4.96	1.96	2.80	3.00
529-E	3/7/2002	–3.54	2.48	3.32	3.63
529-F-1	10/11/2002	–3.03	2.98	3.79	3.66
R-1	6/13/2002	–3.97	2.02	2.86	3.04
R-2	5/31/2002	–3.96	2.03	2.89	3.10
R-3	6/6/2002	–3.55	2.46	3.31	3.52
R-4	5/28/2002	–3.16	2.82	3.68	3.90
R-5	5/15/2002	–2.86	3.13	3.99	4.27
R-6	5/1/2009	–2.81	N/A	N/A	3.28

				Lifetime
Indexes	1 year	5 years	10 years	(from Class A inception)
Barclays U. S. Government/Mortgage-Backed Securities (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–2.10%	3.00%	4.37%	6.98%
Lipper General U.S. Government Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	–3.68	3.01	3.51	5.96
Consumer Price Index	1.50	2.08	2.37	2.74
Class A annualized 30-day yield at February 28, 2014: 1.07%
(For current yield information, please call American FundsLine® at (800) 325-3590.)

16	Summary Prospectus Amendment

Lit. No. MFGEBS-093-0814P Litho in USA CGD/RRD/10039-S44478